Borrowings Under Financing Arrangements (Details) - Schedule of Group's Borrowings Under Financing Arrangements - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Group's Borrowings Under Financing Arrangements [Abstract]
Current portion		¥ 20,540,000
Non-current portion		24,987,000
Total portion		¥ 45,527,000